Regulatory Matters (Narrative) (Details) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Aug. 29, 2018 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2020 MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Jul. 24, 2019 USD ($)
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					$ 30,036	$ 52,654
Regulatory assets, current					45,430	37,398
Regulatory assets					$ 392,801	$ 355,614
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%	21.00%
Equipment recovery approved amount						$ 22,500
Revenue requirement to be included in rate						31,200
Public Utlities, Approved Shareholder Incentives					$ 6,000	7,500	$ 3,800
Regulatory Assets					438,231	393,012
Regulatory assets					45,430	$ 37,398
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 43,900
Public Utilities, Approved Rate Increase (Decrease), Percentage	3.20%
Wholesale Sales Margins, Percent Shared with Customers			50.00%
Benchmark for Wholesale Sales Margin			$ 6,300
TDSIC Eligible Cost Recovery Through Periodic Rate Adjustment Mechanism Plan, Percent						80.00%
TDSIC Planned Recoverable Costs Deferred For Future Recovery, Percent						20.00%
Periodic Rate Adjustment Mechanism Cap, Percent						2.00%
TDSIC Plan Improvement Costs									$ 1,200,000
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023						630
Inventory Write-down						$ 6,200
Reduction to Revenue					10,000
Regulatory Liability, Noncurrent					839,360	846,430
Tax rate before change due to Tax Cuts and Jobs Act of 2017								35.00%
Tax rate after Tax Cuts and Jobs Act of 2017							21.00%
COVID-19 related uncollectible and incremental bad debt expense					6,400
Regulatory Liabilities					869,396	899,084
Regulatory liabilities					839,360	846,430
Overcollection and other credits passed to customers through rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					29,493	51,790
Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					0	3,337
Regulatory liabilities					0	3,337
Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					543	864
Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					723,897	719,680
Regulatory liabilities					723,897	719,680
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					2,506	1,257
Regulatory liabilities					2,506	1,257
Non-current
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers					0	4,700
Current
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers					4,700	25,100
Regulatory Liability Attributable to the Cumulative Deficiencies Calculation					7,700
Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					30,036	52,654
Regulatory assets, current					45,430	37,398
Regulatory assets					$ 392,801	$ 355,614
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%	21.00%
Equipment recovery approved amount						$ 22,500
Revenue requirement to be included in rate						31,200
Public Utlities, Approved Shareholder Incentives					$ 6,000	7,500	$ 3,800
Regulatory Assets					438,231	393,012
Regulatory assets					45,430	$ 37,398
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 43,900
Public Utilities, Approved Rate Increase (Decrease), Percentage	3.20%
Wholesale Sales Margins, Percent Shared with Customers			50.00%
Benchmark for Wholesale Sales Margin			$ 6,300
TDSIC Eligible Cost Recovery Through Periodic Rate Adjustment Mechanism Plan, Percent						80.00%
TDSIC Planned Recoverable Costs Deferred For Future Recovery, Percent						20.00%
Periodic Rate Adjustment Mechanism Cap, Percent						2.00%
TDSIC Plan Improvement Costs									$ 1,200,000
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023						630
Inventory Write-down						$ 6,200
Reduction to Revenue					10,000
Regulatory Liability, Noncurrent					839,360	846,430
Tax rate before change due to Tax Cuts and Jobs Act of 2017								35.00%
Tax rate after Tax Cuts and Jobs Act of 2017							21.00%
COVID-19 related uncollectible and incremental bad debt expense					6,400
Regulatory Liabilities					869,396	899,084
Probable Petersburg Unit 1 Retirement Reclassification					74,500
Regulatory liabilities					839,360	846,430
Subsidiaries [Member] | Overcollection and other credits passed to customers through rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					29,493	51,790
Subsidiaries [Member] | Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					0	3,337
Regulatory liabilities					0	3,337
Subsidiaries [Member] | Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					543	864
Subsidiaries [Member] | Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					723,897	719,680
Regulatory liabilities					723,897	719,680
Subsidiaries [Member] | Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					113,000	122,156
Regulatory liabilities					113,000	122,156
Subsidiaries [Member] | Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					2,506	1,257
Regulatory liabilities					2,506	1,257
Subsidiaries [Member] | Non-current
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers					0	4,700
Subsidiaries [Member] | Current
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers					4,700	$ 25,100
Regulatory Liability Attributable to the Cumulative Deficiencies Calculation					$ 7,700
Indiana [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW						100
Minnesota [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW						200
Solar Generated Electricity [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW						95.9
Solar Generated Electricity [Member] | Subsequent Event [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW				96.4
Minimum [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Assets Amortization Period					1 year
Environmental Costs Amortization Period					3 years
TDSIC Costs Amortization Period					3 years
Minimum [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Assets Amortization Period						1 year
Environmental Costs Amortization Period					3 years
TDSIC Costs Amortization Period					3 years
Maximum [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Assets Amortization Period					45 years
Environmental Costs Amortization Period					45 years
TDSIC Costs Amortization Period					31 years
Maximum [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Assets Amortization Period						45 years
Environmental Costs Amortization Period					45 years
TDSIC Costs Amortization Period					31 years
Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					$ 112,957	$ 122,156
Regulatory liabilities					112,957	122,156
Deferred Income Tax Charge [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					112,957
Regulatory liabilities					112,957
Undercollections of rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					31,569	22,216
Regulatory assets					31,569	22,216
Undercollections of rate riders [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					31,569	22,216
Regulatory assets					31,569	22,216
Amounts being recovered through base rates [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					13,861	15,182
Regulatory assets					13,861	15,182
Amounts being recovered through base rates [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					13,861	15,182
Regulatory assets					13,861	15,182
Pension Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					149,374	176,646
Pension Costs [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					149,374	176,646
Deferred Project Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets						74,660
Deferred Project Costs [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets						74,660
Unamortized Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					5,975	7,030
Unamortized Carrying Charges And Certain Other Costs [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					5,975	7,030
Loss on Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					17,018	18,330
Loss on Reacquired Debt [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					17,018	18,330
Environmental Restoration Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					74,637	78,021
Environmental Restoration Costs [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					74,637	78,021
Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					847	927
Other Miscellaneous [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					847	927
Deferred MISO Non-fuel Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					61,267
Deferred MISO Non-fuel Costs [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					61,267
COVID-19
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					6,391	0
COVID-19 | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					6,391	0
TDSIC projects
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					2,747	0
TDSIC projects | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					2,747	0
Petersburg Unit 1 retirement
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					74,545	0
Petersburg Unit 1 retirement | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets					$ 74,545	$ 0
Rate Order total benefits to customers [Member]
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers	$ 50,000
Rate Order total benefits to customers [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers	50,000
Benchmark for annual wholesale margins [Member]
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers	16,300
Benchmark for annual wholesale margins [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers	16,300
Benchmark for annual capacity sales [Member]
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers	11,300
Benchmark for annual capacity sales [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers	11,300
Increase to Annual Depreciation Rate [Member]
Regulatory Assets And Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	28,700
Increase to Annual Depreciation Rate [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 28,700
Federal Tax Act impact Phase 1 [Member]
Regulatory Assets And Liabilities [Line Items]
ECCRA rate adjustment mechanism		$ 9,500
Federal Tax Act impact Phase 1 [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
ECCRA rate adjustment mechanism		9,500
Federal Tax Act Impact Phase II [Member]
Regulatory Assets And Liabilities [Line Items]
ECCRA rate adjustment mechanism		14,300
Federal Tax Act Impact Phase II [Member] | Subsidiaries [Member]
Regulatory Assets And Liabilities [Line Items]
ECCRA rate adjustment mechanism		$ 14,300